Trade Notes and Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of Range [Member]
Disclosure Of Financial Assets [Line Items]
Main credit terms	30 days	30 days	30 days
Top of Range [Member]
Disclosure Of Financial Assets [Line Items]
Main credit terms	90 days	90 days	90 days